Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Fair value measurement

14	Fair value measurement

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2021 and 2020.

	Fair value measurement
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2021
Assets for which fair values are disclosed
Trade receivables (non-current)	27,442	-	27,442	-

Liabilities for which fair values are disclosed
Loans and financing	(1,387,136)	-	(1,387,136)	-
Lease liabilities	(714,085)	-	(714,085)	-
Accounts payable to selling shareholders	(679,826)	-	(679,826)	-
Notes payable	(72,726)	-	(72,726)	-

December 31, 2020
Assets for which fair values are disclosed
Trade receivables (non-current)	7,627	-	7,627	-
Restricted Cash	2,053	-	2,053	-

Liabilities for which fair values are disclosed
Loans and financing	(637,723)	-	(637,723)	-
Lease liabilities	(447,703)	-	(447,703)	-
Accounts payable to selling shareholders	(518,240)	-	(518,240)	-
Notes payable	(76,181)	-	(76,181)	-

There were no transfers between Levels during 2021 and 2020.